Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Biotechnology (18.7%)
	AbbVie Inc.	6,104,706	842,205
	Amgen Inc.	1,848,678	407,911
	Gilead Sciences Inc.	4,321,371	332,486
*	Vertex Pharmaceuticals Inc.	891,345	288,413
*	Regeneron Pharmaceuticals Inc.	372,016	273,640
*	Biogen Inc.	499,959	148,193
*	Moderna Inc.	1,134,435	144,879
*	Seagen Inc.	485,601	95,032
*	Horizon Therapeutics plc	750,965	75,119
*	Alnylam Pharmaceuticals Inc.	403,845	74,715
*	BioMarin Pharmaceutical Inc.	649,127	56,435
*	Exact Sciences Corp.	616,564	50,299
*	Incyte Corp.	655,851	40,368
*	United Therapeutics Corp.	160,200	33,600
*	Sarepta Therapeutics Inc.	258,651	31,969
*	Neurocrine Biosciences Inc.	337,425	30,210
*	Apellis Pharmaceuticals Inc.	279,538	23,998
*	Karuna Therapeutics Inc.	103,454	23,438
*	Prometheus Biosciences Inc.	107,444	21,349
*	Exelixis Inc.	1,009,149	19,456
*	Ionis Pharmaceuticals Inc.	445,853	18,235
*	Natera Inc.	372,448	17,546
*	CRISPR Therapeutics AG	258,863	16,578
*	IVERIC bio Inc.	403,678	15,239
*	Halozyme Therapeutics Inc.	469,064	15,212
*	Alkermes plc	511,802	14,806
*	TG Therapeutics Inc.	481,185	12,814
*	Arrowhead Pharmaceuticals Inc.	356,078	12,253
*	Madrigal Pharmaceuticals Inc.	43,934	12,232
*	Ultragenyx Pharmaceutical Inc.	242,996	11,994
*	Cytokinetics Inc.	314,345	11,848
*	Blueprint Medicines Corp.	207,355	11,720
*	Vaxcyte Inc.	236,282	11,701
*	Denali Therapeutics Inc.	378,394	11,435
*	ImmunoGen Inc.	758,363	10,344
*	Intellia Therapeutics Inc.	274,168	10,216
*	PTC Therapeutics Inc.	229,907	9,649
*	ACADIA Pharmaceuticals Inc.	392,871	9,232
*	Sage Therapeutics Inc.	186,311	9,222
*	Prothena Corp. plc	136,483	9,067
*	Insmed Inc.	472,881	8,999
*	Amicus Therapeutics Inc.	735,380	8,280

		Shares	Market Value ($000)
*	Vir Biotechnology Inc.	301,185	8,033
*	Krystal Biotech Inc.	66,917	7,886
*	Viking Therapeutics Inc.	327,435	7,191
*	Cerevel Therapeutics Holdings Inc.	217,556	7,092
*	Akero Therapeutics Inc.	153,130	6,827
*	Xenon Pharmaceuticals Inc.	174,364	6,718
*	Veracyte Inc.	248,946	6,443
*	REVOLUTION Medicines Inc.	257,150	6,411
*	Beam Therapeutics Inc.	200,476	6,395
*	Myriad Genetics Inc.	282,224	6,226
*	Iovance Biotherapeutics Inc.	654,354	5,719
*	BioCryst Pharmaceuticals Inc.	654,175	5,410
*	Morphic Holding Inc.	93,696	5,388
*	FibroGen Inc.	308,713	5,325
*	Mirati Therapeutics Inc.	141,161	5,246
*	Ironwood Pharmaceuticals Inc. Class A	481,537	5,239
*	Dynavax Technologies Corp.	444,520	5,081
*	Xencor Inc.	186,826	5,063
*	Vericel Corp.	156,053	5,012
*	Agios Pharmaceuticals Inc.	191,252	4,835
*	Celldex Therapeutics Inc.	138,825	4,415
*	MannKind Corp.	915,316	4,247
*	Bridgebio Pharma Inc.	305,054	4,185
*	Protagonist Therapeutics Inc.	155,985	4,067
*	Rocket Pharmaceuticals Inc.	192,194	4,023
*	Catalyst Pharmaceuticals Inc.	347,266	4,011
*,1	Aurinia Pharmaceuticals Inc.	444,006	3,978
*	Travere Thrapeutics Inc.	219,250	3,922
*,1	Recursion Pharmaceuticals Inc. Class A	444,518	3,898
*	Chinook Therapeutics Inc.	159,400	3,856
*	Immunovant Inc.	180,244	3,787
*	Syndax Pharmaceuticals Inc.	189,488	3,784
*	Zentalis Pharmaceuticals Inc.	143,930	3,748
*	Arcellx Inc.	82,760	3,654
*	Biohaven Ltd.	200,679	3,514
*	Avid Bioservices Inc.	217,679	3,363
*	Keros Therapeutics Inc.	69,100	3,307
*	SpringWorks Therapeutics Inc.	119,006	3,258
*	89bio Inc.	176,525	3,218
*	Arcus Biosciences Inc.	152,247	3,127
*	Kymera Therapeutics Inc.	105,028	3,092
*	Relay Therapeutics Inc.	272,748	3,038
*	Nuvalent Inc. Class A	71,073	2,992
*	Twist Bioscience Corp.	196,871	2,983
*	Crinetics Pharmaceuticals Inc.	130,613	2,851
*	ADMA Biologics Inc.	692,051	2,817
*	UniQure NV	145,356	2,804
*	Biomea Fusion Inc.	79,534	2,701
*,1	Rhythm Pharmaceuticals Inc.	156,411	2,606
*,1	Anavex Life Sciences Corp.	277,068	2,560
*	Replimune Group Inc.	127,389	2,419
*,1	Novavax Inc.	298,407	2,402
*	Kura Oncology Inc.	177,501	2,364
*	Viridian Therapeutics Inc.	96,381	2,297
*	Deciphera Pharmaceuticals Inc.	169,461	2,288
*	Arcturus Therapeutics Holdings Inc.	83,295	2,277
*	Merus NV	103,131	2,240
*	REGENXBIO Inc.	128,612	2,216

		Shares	Market Value ($000)
*	Avidity Biosciences Inc.	208,230	2,211
*	Editas Medicine Inc. Class A	236,781	2,174
*	Verve Therapeutics Inc.	139,151	2,154
*	Inhibrx Inc.	90,838	2,149
*,1	Point Biopharma Global Inc.	218,072	2,022
*	2seventy bio Inc.	156,518	1,864
*	Day One Biopharmaceuticals Inc.	140,012	1,862
*,1	Sana Biotechnology Inc.	298,880	1,799
*	MiMedx Group Inc.	296,174	1,736
*	Seres Therapeutics Inc.	344,880	1,707
	Agenus Inc.	1,036,909	1,618
*	Enanta Pharmaceuticals Inc.	68,772	1,615
*	Alector Inc.	215,370	1,602
*	Cogent Biosciences Inc.	132,990	1,561
*,1	Allogene Therapeutics Inc.	296,900	1,559
*	Aldeyra Therapeutics Inc.	161,976	1,537
*	CareDx Inc.	184,290	1,471
*	Rapt Therapeutics Inc.	71,206	1,426
*	Nurix Therapeutics Inc.	139,513	1,412
*	Lyell Immunopharma Inc.	432,071	1,378
*	Fate Therapeutics Inc.	268,818	1,358
*	EQRx Inc.	760,904	1,339
*	Kiniksa Pharmaceuticals Ltd. Class A	96,215	1,334
*	Emergent BioSolutions Inc.	155,574	1,327
*	iTeos Therapeutics Inc.	80,304	1,307
*	AnaptysBio Inc.	67,591	1,291
*	Intercept Pharmaceuticals Inc.	122,198	1,288
*,1	ImmunityBio Inc.	452,881	1,245
*	Coherus Biosciences Inc.	288,198	1,179
*	Vanda Pharmaceuticals Inc.	192,126	1,143
*	Arcutis Biotherapeutics Inc.	148,955	1,119
*	Y-mAbs Therapeutics Inc.	120,945	983
*	Monte Rosa Therapeutics Inc.	128,966	952
*	Organogenesis Holdings Inc. Class A	249,865	907
*	Eagle Pharmaceuticals Inc.	41,049	852
*	MeiraGTx Holdings plc	117,776	810
*	MacroGenics Inc.	170,157	795
*	Stoke Therapeutics Inc.	68,776	770
*,1	Erasca Inc.	260,576	706
*	Altimmune Inc.	169,662	685
*,1	Repare Therapeutics Inc.	64,363	683
*,1	Humacyte Inc.	194,061	666
*	Cullinan Oncology Inc.	61,054	628
*	Disc Medicine Inc.	16,398	609
*	Sangamo Therapeutics Inc.	533,980	598
*,1	Vaxart Inc.	480,633	586
*,1	HilleVax Inc.	34,134	581
*,1	Inovio Pharmaceuticals Inc.	937,816	561
*,1	Tango Therapeutics Inc.	184,541	498
*,1	IGM Biosciences Inc.	40,869	492
*	PMV Pharmaceuticals Inc.	87,032	466
*	Entrada Therapeutics Inc.	38,083	436
*	Atara Biotherapeutics Inc.	281,270	430
*,1	Janux Therapeutics Inc.	36,186	421
*,1	Aerovate Therapeutics Inc.	25,751	418
*,1	Foghorn Therapeutics Inc.	63,001	396
*,1	Heron Therapeutics Inc.	331,191	378
*,1	Adicet Bio Inc.	68,091	373

		Shares	Market Value ($000)
*	ALX Oncology Holdings Inc.	54,714	365
*,1	Ocugen Inc.	738,212	340
*,1	Gossamer Bio Inc.	246,199	330
*	Century Therapeutics Inc.	71,967	229
*	Geron Corp. Warrant Exp. 12/31/25	152,449	150
*,2	PDL BioPharma Inc.	311,327	132
*	Advaxis Inc. Warrants Exp. 9/11/24	7,710	—
*,2	Prevail Therapeutics Inc. CVR	78	—
			3,593,199
Health Care Equipment & Supplies (20.4%)
	Abbott Laboratories	6,014,008	613,429
	Medtronic plc	4,603,805	381,011
*	Intuitive Surgical Inc.	1,212,031	373,112
	Stryker Corp.	1,180,729	325,385
*	Boston Scientific Corp.	4,973,479	256,035
	Becton Dickinson & Co.	942,375	227,829
*	Edwards Lifesciences Corp.	2,097,322	176,657
*	DexCom Inc.	1,341,392	157,292
*	IDEXX Laboratories Inc.	287,138	133,453
	ResMed Inc.	508,266	107,137
	GE Healthcare Inc.	1,258,517	100,065
	Zimmer Biomet Holdings Inc.	725,879	92,433
*	Align Technology Inc.	252,282	71,310
	Baxter International Inc.	1,749,175	71,226
	STERIS plc	343,567	68,703
*	Hologic Inc.	853,017	67,295
*	Insulet Corp.	241,173	66,142
	Cooper Cos. Inc.	171,152	63,588
*	Penumbra Inc.	125,499	38,571
	Teleflex Inc.	162,481	38,142
*	Shockwave Medical Inc.	126,293	34,742
*	Inspire Medical Systems Inc.	100,804	29,484
	DENTSPLY SIRONA Inc.	735,232	26,557
*	Masimo Corp.	154,724	25,041
*	Novocure Ltd.	328,469	23,587
*	Lantheus Holdings Inc.	236,264	20,458
*	Envista Holdings Corp.	565,906	18,047
*	Merit Medical Systems Inc.	198,663	16,370
*	Haemonetics Corp.	174,553	14,767
*	QuidelOrtho Corp.	172,838	14,715
*	Globus Medical Inc. Class A	269,560	14,591
	CONMED Corp.	105,550	12,803
*	Neogen Corp.	710,823	12,432
*	ICU Medical Inc.	70,703	12,365
*	iRhythm Technologies Inc.	105,429	12,047
*	Omnicell Inc.	155,990	11,453
*	Inari Medical Inc.	163,439	9,872
*	Integra LifeSciences Holdings Corp.	255,159	9,683
*	Integer Holdings Corp.	114,809	9,398
*	Glaukos Corp.	157,388	8,974
*	Enovis Corp.	169,972	8,963
*	Axonics Inc.	172,897	8,366
*	STAAR Surgical Co.	141,893	8,233
*	LivaNova plc	185,632	8,220
*	TransMedics Group Inc.	112,577	8,180
*	AtriCure Inc.	163,977	7,374
*	NuVasive Inc.	181,617	6,930
*	Tandem Diabetes Care Inc.	224,261	5,829

		Shares	Market Value ($000)
	Embecta Corp.	198,131	5,482
*	PROCEPT BioRobotics Corp.	132,009	4,416
	LeMaitre Vascular Inc.	69,267	4,353
*	Heska Corp.	35,875	4,295
*	Silk Road Medical Inc.	133,903	4,043
*	Avanos Medical Inc.	160,771	3,939
*	Treace Medical Concepts Inc.	137,817	3,666
*	Figs Inc. Class A	441,437	3,637
*	Establishment Labs Holdings Inc.	55,082	3,554
*	Alphatec Holdings Inc.	230,920	3,501
*	Nevro Corp.	123,557	3,405
*	Outset Medical Inc.	153,288	3,193
*	SI-BONE Inc.	120,732	3,040
*	Varex Imaging Corp.	137,686	3,035
*	OrthoPediatrics Corp.	59,660	2,577
	Atrion Corp.	4,842	2,520
	Mesa Laboratories Inc.	18,606	2,409
*	Orthofix Medical Inc.	119,788	2,239
*	Paragon 28 Inc.	113,816	2,046
*	Artivion Inc.	127,370	1,908
*	RxSight Inc.	70,532	1,719
*	Pulmonx Corp.	124,109	1,491
*	OraSure Technologies Inc.	262,426	1,320
*	Cerus Corp.	610,471	1,306
*	AngioDynamics Inc.	133,392	1,262
*,1	Butterfly Network Inc.	490,467	1,197
*,1	Senseonics Holdings Inc.	1,497,543	959
*	Zimvie Inc.	91,292	911
*	Surmodics Inc.	47,585	872
*	Inogen Inc.	80,388	846
*,1	Cutera Inc.	48,045	808
*	ViewRay Inc.	471,634	260
			3,908,505
Health Care Providers & Services (20.8%)
	UnitedHealth Group Inc.	3,228,029	1,572,825
	Elevance Health Inc.	821,010	367,665
	CVS Health Corp.	4,428,546	301,274
	Cigna Group	1,027,785	254,284
	Humana Inc.	432,776	217,197
	HCA Healthcare Inc.	719,558	190,100
	McKesson Corp.	473,812	185,185
*	Centene Corp.	1,905,495	118,922
	AmerisourceBergen Corp.	594,904	101,223
	Cardinal Health Inc.	891,304	73,354
	Laboratory Corp. of America Holdings	306,189	65,074
*	Molina Healthcare Inc.	200,328	54,870
	Quest Diagnostics Inc.	387,055	51,343
*	Henry Schein Inc.	453,877	33,542
	Universal Health Services Inc. Class B	217,247	28,705
	Chemed Corp.	51,880	27,692
*	Tenet Healthcare Corp.	322,210	22,941
*	Acadia Healthcare Co. Inc.	318,451	22,492
	Encompass Health Corp.	344,982	21,396
*	agilon health Inc.	1,050,511	20,884
*	DaVita Inc.	187,620	17,574
	Ensign Group Inc.	193,229	17,122
*	Option Care Health Inc.	590,846	16,278
*	HealthEquity Inc.	293,346	16,075

		Shares	Market Value ($000)
*	AMN Healthcare Services Inc.	139,932	13,288
*	Guardant Health Inc.	378,940	11,111
*	Progyny Inc.	277,396	10,333
	Premier Inc. Class A	411,477	10,287
	Select Medical Holdings Corp.	374,585	10,252
*	Privia Health Group Inc.	379,424	9,467
*	R1 RCM Inc.	578,872	9,407
*	Surgery Partners Inc.	239,928	8,993
*	Amedisys Inc.	112,687	8,556
	Patterson Cos. Inc.	304,663	7,979
*	NeoGenomics Inc.	441,413	7,584
*	CorVel Corp.	32,631	6,377
	US Physical Therapy Inc.	50,978	5,207
*	Owens & Minor Inc.	250,769	5,093
*	Addus HomeCare Corp.	55,919	5,041
*	RadNet Inc.	170,081	4,922
*	Apollo Medical Holdings Inc.	149,044	4,713
*	Hims & Hers Health Inc.	449,862	4,022
*	Pediatrix Medical Group Inc.	273,653	3,640
*	Cross Country Healthcare Inc.	118,415	3,020
	National HealthCare Corp.	47,592	2,889
*	Fulgent Genetics Inc.	71,877	2,859
*	Accolade Inc.	226,661	2,729
*	DocGo Inc.	301,241	2,696
*	AdaptHealth Corp. Class A	233,536	2,448
*	Agiliti Inc.	138,907	2,274
*	Castle Biosciences Inc.	87,720	2,143
*	Alignment Healthcare Inc.	356,412	2,092
*	OPKO Health Inc.	1,470,071	2,043
*	ModivCare Inc.	44,143	1,983
*	Brookdale Senior Living Inc.	550,831	1,900
*	Enhabit Inc.	164,510	1,770
*	23andMe Holding Co. Class A	899,060	1,726
*	Community Health Systems Inc.	449,941	1,471
*	Pennant Group Inc.	97,489	1,170
*	PetIQ Inc. Class A	89,876	1,144
*,1	Clover Health Investments Corp. Class A	1,243,768	1,053
*,1	Cano Health Inc.	731,429	995
*,1	Invitae Corp.	802,405	859
*	Joint Corp.	49,976	709
*	CareMax Inc.	230,961	607
*,1	Aveanna Healthcare Holdings Inc.	208,777	246
			3,985,115
Health Care Technology (0.8%)
*	Veeva Systems Inc. Class A	502,568	83,276
*	Teladoc Health Inc.	566,037	13,104
*	Doximity Inc. Class A	369,603	11,336
*	Evolent Health Inc. Class A	345,701	10,074
*	Certara Inc.	414,051	8,604
*	Schrodinger Inc.	204,541	6,842
*	Phreesia Inc.	175,266	5,261
*	Veradigm Inc.	378,124	4,454
*	NextGen Healthcare Inc.	181,728	2,829
	Simulations Plus Inc.	55,521	2,453
*	Health Catalyst Inc.	192,968	2,173
	HealthStream Inc.	84,409	1,943
*	American Well Corp. Class A	729,591	1,612
*	Sharecare Inc.	985,580	1,469

		Shares	Market Value ($000)
*	Definitive Healthcare Corp. Class A	148,751	1,449
*	GoodRx Holdings Inc. Class A	242,999	1,319
*	Multiplan Corp.	773,784	1,076
*	OptimizeRx Corp.	59,200	831
			160,105
Life Sciences Tools & Services (11.3%)
	Thermo Fisher Scientific Inc.	1,334,676	678,629
	Danaher Corp.	2,396,868	550,369
*	IQVIA Holdings Inc.	644,166	126,843
	Agilent Technologies Inc.	1,023,208	118,354
*	Illumina Inc.	546,759	107,520
*	Mettler-Toledo International Inc.	68,377	90,386
	West Pharmaceutical Services Inc.	256,996	85,999
*	Waters Corp.	204,243	51,310
	Revvity Inc.	437,449	50,447
*	Avantor Inc.	2,335,544	46,571
	Bio-Techne Corp.	544,174	44,508
*	Charles River Laboratories International Inc.	177,131	34,254
*	Repligen Corp.	183,091	30,745
*	Bio-Rad Laboratories Inc. Class A	76,369	28,512
	Bruker Corp.	355,420	24,560
*	Medpace Holdings Inc.	85,248	17,644
*	10X Genomics Inc. Class A	302,583	15,873
*	Syneos Health Inc.	357,309	14,864
*	Azenta Inc.	239,119	10,342
*	Pacific Biosciences of California Inc.	821,374	10,169
*	Maravai LifeSciences Holdings Inc. Class A	387,481	4,975
*	Sotera Health Co.	342,528	4,826
*	BioLife Solutions Inc.	142,095	3,318
*	CryoPort Inc.	167,474	3,083
*	Quanterix Corp.	123,396	2,420
*	Adaptive Biotechnologies Corp.	344,406	2,397
*	Cytek Biosciences Inc.	281,195	2,196
*	SomaLogic Inc.	552,811	1,675
*	OmniAb Inc. (XNMS)	298,495	1,289
*	MaxCyte Inc.	302,768	1,235
*	NanoString Technologies Inc.	162,259	956
*,1	Bionano Genomics Inc.	1,033,925	715
*	Seer Inc. Class A	155,077	571
*,1	Quantum-Si Inc.	365,061	551
*	Codexis Inc.	228,617	505
*	Nautilus Biotechnology Inc.	128,776	368
*	Akoya Biosciences Inc.	55,326	311
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			2,169,290
Other (0.0%)[3]
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $2,304)	219,844	1,177
Pharmaceuticals (27.9%)
	Johnson & Johnson	8,991,348	1,394,198
	Eli Lilly & Co.	2,795,152	1,200,406
	Merck & Co. Inc.	8,781,252	969,538
	Pfizer Inc.	19,531,818	742,600
	Bristol-Myers Squibb Co.	7,277,999	468,994
	Zoetis Inc.	1,600,616	260,916
	Royalty Pharma plc Class A	1,303,222	42,668
	Viatris Inc.	4,140,911	37,889

		Shares	Market Value ($000)
*	Jazz Pharmaceuticals plc	219,201	28,093
*	Catalent Inc.	623,231	23,203
*	Intra-Cellular Therapies Inc.	296,674	17,617
	Organon & Co.	880,285	17,069
	Perrigo Co. plc	467,818	14,951
*	Elanco Animal Health Inc. (XNYS)	1,702,867	13,878
*	Prestige Consumer Healthcare Inc.	171,247	9,800
*,1	Axsome Therapeutics Inc.	120,435	8,886
*	Revance Therapeutics Inc.	290,158	8,867
*	Reata Pharmaceuticals Inc. Class A	83,306	7,502
*	Corcept Therapeutics Inc.	298,503	7,012
*	Supernus Pharmaceuticals Inc.	187,136	6,202
*	Pacira BioSciences Inc.	158,474	6,027
*	Amphastar Pharmaceuticals Inc.	133,824	5,938
*	Ventyx Biosciences Inc.	130,916	4,513
*	Harmony Biosciences Holdings Inc.	114,001	3,942
*	Ligand Pharmaceuticals Inc.	56,081	3,930
*,1	Tilray Brands Inc.	2,148,165	3,587
*	Arvinas Inc.	156,626	3,419
*	Pliant Therapeutics Inc.	152,836	3,306
*	DICE Therapeutics Inc.	98,979	3,129
*,1	Cassava Sciences Inc.	137,535	3,123
*	Innoviva Inc.	211,713	2,856
*	Collegium Pharmaceutical Inc.	119,536	2,638
*	Amylyx Pharmaceuticals Inc.	103,842	2,564
*,1	Theravance Biopharma Inc.	174,418	1,950
*	Harrow Health Inc.	98,518	1,858
*	Aclaris Therapeutics Inc.	172,870	1,443
*,1	Phathom Pharmaceuticals Inc.	113,608	1,336
*	Liquidia Corp.	156,522	1,271
*	Terns Pharmaceuticals Inc.	107,831	1,144
	Phibro Animal Health Corp. Class A	69,865	929
*	Tarsus Pharmaceuticals Inc.	55,233	925
*	Atea Pharmaceuticals Inc.	230,073	918
*	Amneal Pharmaceuticals Inc.	372,121	871
*,1	ATAI Life Sciences NV	442,825	793
	SIGA Technologies Inc.	137,328	770
*	Nuvation Bio Inc.	409,502	663
*	NGM Biopharmaceuticals Inc.	155,795	472
*	Cara Therapeutics Inc.	143,950	458
*	Nektar Therapeutics Class A	652,656	379
*	Fulcrum Therapeutics Inc.	138,448	377
			5,345,818
Total Common Stocks (Cost $16,346,591)			19,163,209

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5,6]	Vanguard Market Liquidity Fund, 5.125% (Cost $41,617)	416,321	41,624
Total Investments (100.1%) (Cost $16,388,208)			19,204,833
Other Assets and Liabilities—Net (-0.1%)			(19,814)
Net Assets (100.0%)			19,185,019
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,427,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Restricted securities totaling $1,177,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $41,620,000 was received for securities on loan, of which $41,603,000 is held in Vanguard Market Liquidity Fund and $17,000 is held in cash.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	4,625	(5.054)	—	(22)
Becton Dickinson & Co.	1/31/24	CITNA	9,670	(5.072)	—	(13)
Mettler-Toledo International Inc.	1/31/24	CITNA	10,575	(5.072)	—	(14)
					—	(49)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
CITNA—Citibank, NA.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,161,750	1,327	132	19,163,209
Temporary Cash Investments	41,624	—	—	41,624
Total	19,203,374	1,327	132	19,204,833
Derivative Financial Instruments
Liabilities
Swap Contracts	—	49	—	49